UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05021

Dreyfus Premier Short-Intermediate Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	03/31
Date of reporting period:	09/30/17

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Short-Intermediate Municipal Bond Fund

SEMIANNUAL REPORT September 30, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Short-Intermediate Municipal Bond Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Short-Intermediate Municipal Bond Fund, covering the six-month period from April 1, 2017 through September 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets generally rallied over the past six months as corporate earnings grew and global economic conditions improved. While the rally was relatively broad-based, U.S. stock market leadership shifted toward growth-oriented companies and away from more economically sensitive companies that had been expected to benefit from a new presidential administration’s stimulative policy proposals. International stocks fared particularly well amid more positive economic data from Europe, Japan, and the emerging markets. In the bond market, despite two short-term interest rate hikes from the Federal Reserve Board, yields of longer term U.S. government securities moderated somewhat and prices rose when it became clearer that pro-growth legislation would take time and political capital to enact.

The markets’ strong performance has been supported by solid underlying fundamentals, most notably rising corporate profits, a robust labor market, and muted inflation. While we currently expect these favorable conditions to persist, we remain watchful for economic and political risks that could derail the rallies. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero

Chief Executive Officer

The Dreyfus Corporation

October 16, 2017

DISCUSSION OF FUND PERFORMANCE

For the period from April 1, 2017 through September 30, 2017, as provided by Thomas Casey and Jeffrey Burger, Primary Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended September 30, 2017, Dreyfus Short-Intermediate Municipal Bond Fund’s Class A shares produced a total return of 0.93%, Class D shares returned 1.00%, Class I shares returned 1.05%, and Class Y shares returned 1.05%.1 In comparison, the fund’s benchmark, the Bloomberg Barclays Municipal Bond: 3 Year Index (2-4) (the “Index”), which is not subject to fees and expenses like a mutual fund, produced a total return of 1.07% for the same period.2

Municipal bonds produced positive returns over the reporting period as long-term interest rates generally moderated and supply-and-demand dynamics turned more positive. The fund’s Class D, Class I, and Class Y shares produced returns that were roughly in line with the Index.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. To pursue this goal, the fund normally invests substantially all of its net assets in municipal bonds that provide income exempt from federal personal income tax. The fund invests only in municipal bonds rated investment grade or the unrated equivalent as determined by The Dreyfus Corporation at the time of purchase. The fund invests primarily in municipal bonds with remaining maturities of five years or less and generally maintains a dollar-weighted average portfolio maturity of two to three years.

The portfolio managers focus on identifying undervalued sectors and securities, and minimizing the use of interest-rate forecasting. The portfolio managers select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. They also actively trade among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Supply-and-Demand Dynamics Buoyed Municipal Bonds

The municipal market benefited from favorable supply-and-demand dynamics during the reporting period. More specifically, new issue supply remained “manageable” and demand from investors remained solid. On a year-to-date basis, new issue supply totaled approximately $285 billion through September 30, 2017, which is approximately 15% lower than the same period for 2016. Refunding activity in particular has continued to be slower than many market participants expected and this has limited supply. The combination of this new issue supply environment and demand from investors (in both direct retail purchases and positive flows into municipal mutual funds) has continued to provide a solid tailwind for the municipal market.

A tax reform proposal in September rekindled investors’ concerns, and municipal bonds gave back a portion of their previous gains. Although credit conditions have remained stable for most municipal bond issuers, growth in tax revenues has slowed and several states are

DISCUSSION OF FUND PERFORMANCE (continued)

facing pressure from underfunded pension systems. Solid credit fundamentals helped lower-rated municipal bonds outperform their higher-quality counterparts over the reporting period.

Higher-Yielding Securities Supported Fund Results

The fund performed well in a generally constructive market environment, as a relatively long average duration and an emphasis on municipal bonds with maturities in the four- to five-year range helped it participate more fully in the effects of declining interest rates over the first five months of the reporting period. The fund also benefited from its sector allocation strategy, including an emphasis on higher-yielding revenue-backed bonds and underweighted exposure to general obligation bonds. The fund received especially strong contributions to relative performance from securities backed by revenues from hospitals, transportation infrastructure, education facilities, and water-and-sewer services.

On the other hand, the fund’s relative results were dampened to a degree by its positions in municipal bonds issued on behalf of industrial development projects and special-tax districts. Due to a lack of supply, the fund encountered challenges in finding suitable opportunities among bonds with shorter maturities.

Maintaining a Focus on Higher-Yielding Securities

In the wake of the municipal bond market’s rally over most of the reporting period, yield differences have narrowed along the market’s credit-quality spectrum, and tax reform has become a more prominent part of the national debate. In addition, short- and long-term interest rates are expected to rise in a growing economy. The municipal bond market may also face seasonal supply-and-demand pressures over the next few months.

In this environment, we have intensified our focus on higher-yielding securities, including those with maturities toward the longer end of the short-intermediate range. We also remain watchful for trading opportunities among attractively valued revenue-backed bonds. In our judgment, these are prudent strategies in a changing market environment.

October 16, 2017

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares. Class D, I, and Y shares are not subject to any initial or deferred sales charge. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until August 1, 2018, at which time it may be extended, modified, or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results.

2 Source: Lipper Inc. — The Bloomberg Barclays Municipal Bond: 3 Year Index (2-4) covers the U.S.-dollar-denominated 2-4 year tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Short-Intermediate Municipal Bond Fund from April 1, 2017 to September 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2017
	Class A	Class D	Class I	Class Y
Expenses paid per $1,000†	$3.32	$2.57	$2.07	$2.07
Ending value (after expenses)	$1,009.30	$1,010.00	$1,010.50	$1,010.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2017
	Class A	Class D	Class I	Class Y
Expenses paid per $1,000†	$3.35	$2.59	$2.08	$2.08
Ending value (after expenses)	$1,021.76	$1,022.51	$1,023.01	$1,023.01

† Expenses are equal to the fund’s annualized expense ratio of .66% for Class A, .51% for Class D, .41% for Class I and .41% for Class Y, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

September 30, 2017 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7%
Alabama - 1.1%
Alabama Public School and College Authority, Capital Improvement Revenue	5.00	1/1/19	5,000,000	5,249,500
Arizona - 3.5%
Arizona School Facilities Board, COP	5.00	9/1/20	2,500,000	2,770,950
Phoenix Civic Improvement Corporation, Junior Lien Wastewater System Revenue	5.00	7/1/21	3,880,000	4,410,590
Salt River Project Agricultural Improvement and Power District, Salt River Project Electric System Revenue	5.00	1/1/21	5,000,000	5,615,000
Tucson, Water System Revenue	5.00	7/1/20	3,000,000	3,315,780
				16,112,320
Arkansas - .2%
Arkansas Development Finance Authority, HR (Washington Regional Medical Center)	5.00	2/1/20	1,070,000	1,156,285
California - 4.5%
California, GO (Various Purpose)	5.00	12/1/19	3,105,000	3,372,216
California, GO, Refunding (Various Purpose)	5.00	11/1/22	5,250,000	6,164,707
California State Public Works Board, LR (Judicial Council of California) (New Stockton Courthouse)	5.00	10/1/19	1,500,000	1,618,680
California State Public Works Board, LR (Various Capital Projects)	5.00	11/1/21	1,050,000	1,206,146
Golden State Tobacco Securitization Corporation, Revenue	5.00	6/1/21	2,700,000	3,034,287
Los Angeles Department of Airports, Subordinate Revenue (Los Angeles International Airport)	5.00	5/15/22	1,000,000	1,153,530
Los Angeles Harbor Department, Revenue	5.00	8/1/21	3,400,000	3,869,030
				20,418,596
Colorado - 2.3%
City and County of Denver, Airport System Subordinate Revenue	5.00	11/15/18	1,180,000	1,230,504
Colorado Springs, Utilities Revenue	5.00	11/15/22	5,000,000	5,870,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Colorado - 2.3% (continued)
Platte River Power Authority, Power Revenue	5.00	6/1/20	3,220,000	3,551,982
				10,652,486
Connecticut - 1.5%
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	4.00	9/1/18	2,750,000	2,821,500
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	5.00	8/1/19	1,500,000	1,600,500
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	5.00	9/1/21	2,000,000	2,248,540
				6,670,540
District of Columbia - 1.5%
District of Columbia, Income Tax Secured Revenue	5.00	12/1/20	1,460,000	1,582,990
Metropolitan Washington Airports Authority, Airport Systems Revenue	5.00	10/1/22	4,635,000	5,380,493
				6,963,483
Florida - 10.9%
Citizens Property Insurance Corporation, Coastal Account Senior Secured Revenue	5.00	6/1/20	5,700,000	6,162,327
Citizens Property Insurance Corporation, Personal Lines Account/Commercial Lines Account Senior Secured Revenue	5.00	6/1/19	5,000,000	5,318,550
Citizens Property Insurance Corporation, Personal Lines Account/Commercial Lines Account Senior Secured Revenue	5.00	6/1/20	6,950,000	7,630,474
Florida Department of Transportation, Turnpike Revenue	5.00	7/1/19	3,270,000	3,495,238
Florida Department of Transportation, Turnpike Revenue	5.00	7/1/20	1,850,000	2,045,804
Florida Municipal Power Agency, All-Requirements Power Supply Project Revenue	5.00	10/1/20	1,000,000	1,110,900
Greater Orlando Aviation Authority, Airport Facilities Revenue	5.00	10/1/20	1,000,000	1,109,020
Hillsborough County, Solid Waste and Resource Recovery Revenue	5.00	9/1/21	1,240,000	1,399,625
Lee County, Solid Waste System Revenue	5.00	10/1/21	3,150,000	3,519,715

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Florida - 10.9% (continued)
Lee County, Transportation Facilities Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/19	1,200,000	1,293,828
Miami-Dade County, Aviation Revenue	5.00	10/1/20	3,100,000	3,429,251
Orlando Utilities Commission, Utility System Revenue	5.00	10/1/21	2,400,000	2,744,472
Orlando Utilities Commission, Utility System Revenue	5.25	10/1/21	1,660,000	1,914,395
Orlando-Orange County Expressway Authority, Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/21	4,710,000	5,216,655
Palm Beach County Health Facilities Authority, Retirement Community Revenue (Adult Communities Total Services, Inc. Retirement - Life Communities, Inc. Obligated Group)	5.00	11/15/21	1,500,000	1,688,670
South Florida Water Management District, COP (Master Lease Purchase Agreement)	5.00	10/1/20	1,500,000	1,662,600
				49,741,524
Georgia - 3.4%
Clarke County Hospital Authority, RAC (Piedmont Healthcare, Inc. Project)	5.00	7/1/20	1,800,000	1,981,728
Clarke County Hospital Authority, RAC (Piedmont Healthcare, Inc. Project)	5.00	7/1/21	2,000,000	2,265,620
Gwinnett County School District, Sales Tax GO	5.00	8/1/20	4,000,000	4,438,720
Main Street Natural Gas, Inc., Gas Project Revenue (Guaranty Agreement; JPMorgan Chase Bank)	5.00	3/15/19	2,000,000	2,104,360
Municipal Electric Authority of Georgia, Project One Subordinated Bonds	5.00	1/1/19	2,315,000	2,423,967
Municipal Electric Authority of Georgia, Project One Subordinated Bonds	4.00	1/1/21	2,000,000	2,153,620
				15,368,015
Illinois - 7.4%
Chicago, General Airport Senior Lien Revenue (Chicago O'Hare International Airport)	5.00	1/1/21	1,795,000	2,006,613
Chicago, Second Lien Wastewater Transmission Revenue	5.00	1/1/20	1,985,000	2,137,091

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Illinois - 7.4% (continued)
Chicago, Second Lien Water Revenue	4.25	11/1/18	1,050,000	1,084,566
Chicago, Second Lien Water Revenue	5.00	11/1/20	1,000,000	1,100,670
Greater Chicago Metropolitan Water Reclamation District, GO	5.00	12/1/19	1,700,000	1,837,683
Greater Chicago Metropolitan Water Reclamation District, GO	5.00	12/1/20	1,850,000	2,062,010
Illinois, Sales Tax Revenue (Build Illinois Bonds) (Insured; National Public Finance Guarantee Corp.)	5.75	6/15/18	2,930,000	3,024,873
Illinois Finance Authority, Revenue (OFS Healthcare System)	5.00	11/15/20	2,405,000	2,658,896
Illinois Finance Authority, Revenue (The University of Chicago)	5.00	10/1/20	2,590,000	2,878,034
Illinois Finance Authority, Revenue (The University of Chicago)	5.00	10/1/20	1,200,000	1,333,452
Northern Illinois Municipal Power Agency, Power Project Revenue (Prairie State Project)	5.00	12/1/20	1,000,000	1,106,970
Northern Illinois Municipal Power Agency, Revenue	5.00	12/1/21	4,800,000	5,441,808
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue	5.00	6/1/18	4,750,000	4,871,742
Springfield, Senior Lien Electric Revenue	5.00	3/1/20	2,000,000	2,169,380
				33,713,788
Indiana - 2.1%
Indiana Finance Authority, Hospital Revenue, Refunding (Parkview Health)	5.00	11/1/21	1,000,000	1,141,410
Indiana Finance Authority, Hospital Revenue, Refunding (Parkview Health)	5.00	11/1/22	1,135,000	1,321,231
Indianapolis Local Public Improvement Bond Bank, Revenue (Indianapolis Airport Authority Project)	5.00	1/1/21	3,870,000	4,317,024
Richmond Hospital Authority, Revenue (Reid Hospital Project)	5.00	1/1/20	1,000,000	1,073,850

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Indiana - 2.1% (continued)
Rockport, PCR (Indiana Michigan Power Company Project)	1.75	6/1/18	2,000,000	2,005,320
				9,858,835
Louisiana - 1.0%
East Baton Rouge Sewerage Commission, Revenue	5.00	2/1/20	1,000,000	1,086,150
Louisiana Citizens Property Insurance Corporation, Assessment Revenue	5.00	6/1/20	3,100,000	3,398,344
				4,484,494
Maryland - 1.9%
Baltimore Convention Center Hotel, Revenue (Convention Center Hotel Project)	5.00	9/1/21	1,000,000	1,125,350
Maryland, GO (State and Local Facilities Loan)	5.25	8/1/20	5,000,000	5,583,300
Maryland Health and Higher Educational Facilities Authority, Revenue (University of Maryland Medical System Issue)	5.00	7/1/22	1,600,000	1,838,640
				8,547,290
Massachusetts - .9%
Massachusetts Development Finance Agency, Revenue (Suffolk University)	5.00	7/1/21	750,000	840,533
Massachusetts Port Authority, Revenue, Refunding	5.00	7/1/22	2,770,000	3,199,599
				4,040,132
Michigan - 4.6%
Michigan Building Authority, Revenue (Facilities Program)	5.00	4/15/20	2,200,000	2,413,004
Michigan Finance Authority, HR (Henry Ford Health System)	5.00	11/15/21	1,125,000	1,277,066
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Water Supply System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/20	1,000,000	1,100,670
Michigan Finance Authority, Local Government Loan Program Revenue (School District of the City of Detroit State Qualified Unlimited Tax GO Local Project Bonds)	5.00	5/1/19	4,250,000	4,494,630
Michigan Finance Authority, Student Loan Revenue	5.00	11/1/19	1,600,000	1,701,632

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Michigan - 4.6% (continued)
Michigan Finance Authority, Unemployment Obligation Assessment Revenue	5.00	1/1/21	3,000,000	3,206,370
University of Michigan Regents, General Revenue	5.00	4/1/21	1,450,000	1,642,604
Wayne County Airport Authority, Airport Revenue (Detroit Metropolitan Wayne County Airport)	5.00	12/1/19	5,000,000	5,387,800
				21,223,776
Minnesota - .3%
Minneapolis-Saint Paul Metropolitan Airports Commission, Subordinate Airport Revenue	5.00	1/1/20	1,100,000	1,196,063
Missouri - 2.0%
Kansas City, Sanitary Sewer System Improvement Revenue	4.00	1/1/21	1,000,000	1,089,790
Missouri Development Finance Board, Infrastructure Facilities Revenue (Branson Landing Project)	5.00	6/1/20	3,960,000	4,324,162
Missouri Health and Educational Facilities Authority, Health Facilities Revenue (Saint Luke's Health System, Inc.)	5.00	11/15/20	1,070,000	1,191,991
Missouri Joint Municipal Electric Utility Commission, Power Project Revenue (Prairie State Project)	5.00	12/1/19	2,335,000	2,529,809
				9,135,752
Nevada - 1.6%
Clark County, Limited Tax GO Bond Bank Bonds (Additionally Secured by Pledged Revenues)	5.00	11/1/21	3,100,000	3,555,235
Clark County School District, Limited Tax GO	5.00	6/15/21	3,500,000	3,955,980
				7,511,215
New Jersey - 4.2%
New Jersey Economic Development Authority, Revenue	5.00	6/15/21	1,300,000	1,426,906
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.00	6/15/20	1,275,000	1,375,279
New Jersey Educational Facilities Authority, Higher Education Facilities Trust Fund Revenue	5.00	6/15/19	1,980,000	2,085,197

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
New Jersey - 4.2% (continued)
New Jersey Educational Facilities Authority, Revenue (Stockton University Issue)	5.00	7/1/21	2,190,000		2,424,812
New Jersey Health Care Facilities Financing Authority, Revenue (Atlantic Health System Hospital Corporation Issue)	5.00	7/1/20	2,000,000		2,199,620
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Revenue	5.00	12/1/20	3,000,000		3,282,780
New Jersey Turnpike Authority, Turnpike Revenue	5.00	1/1/19	3,720,000		3,902,726
New Jersey Turnpike Authority, Turnpike Revenue, MUNIPSA+.55%	1.49	1/1/18	2,500,000	[a]	2,499,675
				19,196,995
New Mexico - 1.4%
Albuquerque, GO (General Purpose Bonds)	5.00	7/1/20	4,000,000		4,421,040
Albuquerque Bernalillo County Water Utility Authority, Senior Lien Joint Water and Sewer System Revenue	5.00	7/1/20	1,675,000		1,853,253
				6,274,293
New York - 13.8%
Long Island Power Authority, Electric System General Revenue, 1 Month LIBOR+.88%	1.75	11/1/18	2,500,000	[a]	2,508,300
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/19	4,330,000		4,689,130
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/20	1,500,000		1,677,390
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/20	1,500,000		1,677,390
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/21	1,000,000		1,147,680
Nassau County, GO (General Improvement)	5.00	1/1/20	5,000,000		5,430,800
New York City, GO	5.00	8/1/19	5,750,000		6,164,115
New York City, GO	5.00	8/1/20	3,830,000		4,242,146
New York City Transitional Finance Authority, Building Aid Revenue	5.00	7/15/20	1,500,000		1,658,640
New York State Dormitory Authority, State Sales Tax Revenue	5.00	3/15/20	5,375,000		5,889,441

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
New York - 13.8% (continued)
New York State Dormitory Authority, State Sales Tax Revenue	5.00	3/15/20	4,000,000		4,381,800
New York State Thruway Authority, General Revenue Junior Indebtedness Obligations	5.00	5/1/19	3,000,000		3,181,800
New York Transportation Development Corporation, Special Facility Revenue (Terminal One Group Association, L.P. Project)	5.00	1/1/19	5,000,000		5,235,350
Port Authority of New York and New Jersey, (Consolidated Bonds, 185th Series)	5.00	9/1/20	3,400,000		3,766,044
Port Authority of New York and New Jersey, (Consolidated Bonds, 195th Series)	5.00	10/1/21	2,500,000		2,846,225
Port Authority of New York and New Jersey, Revenue (Consolidated Bonds-Two Hundred Second)	5.00	10/15/21	2,000,000		2,279,060
Triborough Bridge and Tunnel Authority, General Revenue (MTA Bridges and Tunnels), 1 Month LIBOR+.35%	1.18	12/3/19	5,000,000	[a]	4,979,000
TSASC, Inc. of New York, Subordinate Tobacco Settlement Bonds	5.00	6/1/20	1,500,000		1,600,995
				63,355,306
North Carolina - .6%
Charlotte, Water and Sewer System Revenue	5.00	7/1/20	2,400,000		2,656,080
Ohio - .3%
Franklin County, Hospital Facilities Improvement Revenue (OhioHealth Corporation)	5.00	5/15/21	1,275,000		1,440,317
Oklahoma - .3%
Oklahoma Turnpike Authority, Oklahoma Turnpike System Second Senior Revenue	5.00	1/1/21	1,275,000		1,427,477
Pennsylvania - 4.0%
Pennsylvania Economic Development Financing Authority, Revenue (University of Pittsburgh Medical Center)	4.00	3/15/20	1,700,000		1,815,923
Pennsylvania Economic Development Financing Authority, Revenue (University of Pittsburgh Medical Center)	5.00	2/1/22	1,665,000		1,917,814
Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue	5.00	6/1/21	2,135,000		2,403,967

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Pennsylvania - 4.0% (continued)
Philadelphia, Gas Works Revenue	5.00	8/1/20	4,335,000	4,786,057
Philadelphia, Gas Works Revenue	5.00	10/1/21	1,200,000	1,366,692
Philadelphia School District, GO	5.00	9/1/21	4,250,000	4,595,780
Southeastern Pennsylvania Transportation Authority, Revenue, Refunding	5.00	3/1/21	1,350,000	1,516,185
				18,402,418
Rhode Island - 1.0%
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue (Lifespan Obligation Group Issue)	5.00	5/15/21	2,250,000	2,508,683
Tobacco Settlement Financing Corporation of Rhode Island, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/20	2,020,000	2,184,812
				4,693,495
Tennessee - 2.0%
Metropolitan Government of Nashville and Davidson County, GO	5.00	7/1/20	1,920,000	2,122,656
Tennessee Energy Acquisition Corporation, Gas Project Revenue	5.25	9/1/21	2,000,000	2,257,720
Tennessee Energy Acquisition Corporation, Gas Project Revenue (Guaranteed Agreement; Goldman Sachs Group, Inc.)	5.00	2/1/21	2,905,000	3,201,891
Tennessee School Bond Authority, Higher Educational Facilities Second Program Bonds	5.00	11/1/19	1,350,000	1,460,457
				9,042,724
Texas - 13.5%
Central Texas Regional Mobility Authority, Senior Lien Revenue	5.00	1/1/21	1,000,000	1,111,120
Clifton Higher Education Finance Corporation, Education Revenue, Refunding (IDEA Public Schools) (Insured; Texas Permanent School Fund Guarantee Program)	4.00	8/15/22	1,600,000	1,776,016
Dallas and Fort Worth, Joint Revenue (Dallas/Fort Worth International Airport)	5.00	11/1/18	1,000,000	1,043,240

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Texas - 13.5% (continued)
Dallas County, Combination Tax and Parking Garage Revenue Certificates of Obligation	5.00	8/15/20	5,000,000		5,546,700
Denton, Utility System Revenue	5.00	12/1/21	1,250,000		1,426,900
Dickinson Independent School District, Unlimited Tax Bonds (Permanent School Fund Guarantee Program)	5.00	2/15/20	3,260,000		3,557,736
Harris County-Houston Sports Authority, Senior Lien Revenue	5.00	11/15/19	1,500,000		1,616,910
Houston, Combined Utility System First Lien Revenue	5.00	11/15/19	1,380,000		1,492,718
Houston, Combined Utility System First Lien Revenue, MUNIPSA+.9%	1.84	5/1/20	5,000,000	[a]	5,041,700
Houston, Public Improvement GO	5.00	3/1/20	2,800,000		3,053,960
Houston Convention and Entertainment Facilities Department, Hotel Occupancy Tax and Special Revenue	5.00	9/1/20	1,000,000		1,101,600
Love Field Airport Modernization Corporation, General Airport Revenue	5.00	11/1/20	1,000,000		1,107,900
Lower Colorado River Authority, Transmission Contract Revenue (Lower Colorado River Authority Transmission Services Corporation Project)	4.00	5/15/20	1,000,000		1,071,750
Lower Colorado River Authority, Transmission Contract Revenue (Lower Colorado River Authority Transmission Services Corporation Project)	5.00	5/15/20	1,075,000		1,179,845
North Texas Tollway Authority, First Tier System Revenue	5.00	1/1/20	2,000,000		2,170,460
North Texas Tollway Authority, First Tier System Revenue	5.00	1/1/21	1,000,000		1,118,570
North Texas Tollway Authority, Second Tier System Revenue	5.00	1/1/20	1,025,000		1,109,491
Plano Independent School District, Unlimited Tax Bonds (Permanent School Fund Guarantee Program)	5.00	2/15/21	2,040,000		2,297,468
Rockwall, Improvement GO	5.00	8/1/20	4,695,000		5,190,463
San Antonio, Electric and Gas Systems Junior Lien Revenue	5.00	2/1/20	6,000,000		6,540,960

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Texas - 13.5% (continued)
San Antonio, Water System Junior Lien Revenue	5.00	5/15/19	1,000,000	1,063,540
Texas, GO (College Student Loan Bonds)	5.00	8/1/21	4,115,000	4,672,747
Texas Transportation Commission, State Highway Fund First Tier Revenue	5.00	10/1/20	3,000,000	3,343,530
Texas Transportation Commission, State Highway Fund First Tier Revenue	5.00	10/1/21	2,000,000	2,293,800
Waco, Combination Tax and Revenue Certificates of Obligation	5.00	2/1/20	1,500,000	1,634,505
				61,563,629
Utah - 1.0%
Intermountain Power Agency, Subordinated Power Supply Revenue	5.00	7/1/19	2,000,000	2,136,300
Salt Lake City, Airport Revenue (Salt Lake International Airport)	5.00	7/1/22	2,000,000	2,303,740
				4,440,040
Virginia - 1.9%
Fairfax County Industrial Development Authority, Health Care Revenue (Inova Health System Project)	5.00	5/15/21	1,000,000	1,135,370
Richmond, Public Utility Revenue	5.00	1/15/20	6,900,000	7,510,857
				8,646,227
Washington - 2.8%
King County School District, GO (Bellevue School District Number 405)	5.00	12/1/21	1,550,000	1,785,538
Port of Seattle, Intermediate Lien Revenue	5.00	4/1/20	3,000,000	3,278,220
Seattle, Municipal Light and Power Revenue	5.00	4/1/20	2,000,000	2,193,540
Seattle, Water System Improvement Revenue	5.00	5/1/20	2,500,000	2,751,550
Washington, GO (Various Purpose)	5.00	7/1/20	2,465,000	2,724,466
				12,733,314
Wisconsin - 1.2%
Public Finance Authority of Wisconsin, Lease Development Revenue (KU Campus Development Corporation - Central District Development Project)	5.00	3/1/20	2,000,000	2,172,880

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Wisconsin - 1.2% (continued)
Wisconsin, GO	5.00	5/1/19	3,000,000	3,189,000
				5,361,880
Total Investments (cost $448,053,995)			98.7%	451,278,289
Cash and Receivables (Net)			1.3%	6,016,384
Net Assets			100.0%	457,294,673

LIBOR—London Interbank Offered Rate (1 Month)

MUNIPSA—SIFMA Municipal Swap Index Yield

a Variable rate security—rate shown is the interest rate in effect at period end.

Portfolio Summary (Unaudited) †	Value (%)
Transportation Services	23.3
Utility-Electric	14.5
Education	8.2
Utility-Water and Sewer	8.2
City	7.5
Health Care	6.3
State/Territory	5.6
County	5.5
Special Tax	4.0
Lease	1.5
Resource Recovery	1.1
Industrial	.2
Other	12.8
98.7

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	448,053,995	451,278,289
Cash		2,500,171
Interest receivable		5,315,276
Receivable for shares of Beneficial Interest subscribed		10,804
Prepaid expenses		40,467
		459,145,007
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		155,807
Payable for investment securities purchased		1,517,441
Payable for shares of Beneficial Interest redeemed		103,965
Accrued expenses		73,121
		1,850,334
Net Assets ($)		457,294,673
Composition of Net Assets ($):
Paid-in capital		454,072,275
Accumulated undistributed investment income—net		13,655
Accumulated net realized gain (loss) on investments		(15,551)
Accumulated net unrealized appreciation (depreciation) on investments		3,224,294
Net Assets ($)		457,294,673

Net Asset Value Per Share	Class A	Class D	Class I	Class Y
Net Assets ($)	60,927,835	262,013,187	134,305,225	48,426
Shares Outstanding	4,694,186	20,192,136	10,346,298	3,731
Net Asset Value Per Share ($)	12.98	12.98	12.98	12.98

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2017 (Unaudited)

Investment Income ($):
Interest Income	3,670,875
Expenses:
Management fee—Note 3(a)	775,611
Shareholder servicing costs—Note 3(c)	141,859
Distribution fees—Note 3(b)	131,570
Trustees’ fees and expenses—Note 3(d)	70,153
Professional fees	67,852
Registration fees	41,479
Custodian fees—Note 3(c)	13,383
Prospectus and shareholders’ reports	7,825
Loan commitment fees—Note 2	4,114
Miscellaneous	30,878
Total Expenses	1,284,724
Less—reduction in expenses due to undertaking—Note 3(a)	(130,676)
Less—reduction in fees due to earnings credits—Note 3(c)	(1,879)
Net Expenses	1,152,169
Investment Income—Net	2,518,706
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(15,551)
Net unrealized appreciation (depreciation) on investments	2,333,593
Net Realized and Unrealized Gain (Loss) on Investments	2,318,042
Net Increase in Net Assets Resulting from Operations	4,836,748

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Operations ($):
Investment income—net	2,518,706	4,168,199
Net realized gain (loss) on investments	(15,551)	319,021
Net unrealized appreciation (depreciation) on investments	2,333,593	(3,880,767)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,836,748	606,453
Distributions to Shareholders from ($):
Investment income—net:
Class A	(257,092)	(434,296)
Class D	(1,405,278)	(2,506,821)
Class I	(842,373)	(1,226,511)
Class Y	(308)	(571)
Net realized gain on investments:
Class A	-	(59,989)
Class D	-	(272,116)
Class I	-	(147,181)
Class Y	-	(54)
Total Distributions	(2,505,051)	(4,647,539)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	13,304,208	34,125,565
Class D	27,408,092	50,237,494
Class I	5,292,547	131,444,875
Distributions reinvested:
Class A	243,115	353,451
Class D	1,296,547	2,553,869
Class I	341,155	545,161
Class Y	-	44
Cost of shares redeemed:
Class A	(11,610,381)	(43,448,498)
Class D	(39,998,067)	(85,947,153)
Class I	(29,127,576)	(110,416,606)
Class Y	(6,500)	(15,000)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(32,856,860)	(20,566,798)
Total Increase (Decrease) in Net Assets	(30,525,163)	(24,607,884)
Net Assets ($):
Beginning of Period	487,819,836	512,427,720
End of Period	457,294,673	487,819,836
Undistributed investment income—net	13,655	-

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Capital Share Transactions (Shares):
Class A
Shares sold	1,023,870	2,649,748
Shares issued for distributions reinvested	18,721	27,317
Shares redeemed	(894,140)	(3,360,803)
Net Increase (Decrease) in Shares Outstanding	148,451	(683,738)
Class Da
Shares sold	2,109,841	3,867,079
Shares issued for distributions reinvested	99,866	197,201
Shares redeemed	(3,081,979)	(6,638,977)
Net Increase (Decrease) in Shares Outstanding	(872,272)	(2,574,697)
Class Ia
Shares sold	407,382	10,160,841
Shares issued for distributions reinvested	26,270	42,094
Shares redeemed	(2,244,739)	(8,498,739)
Net Increase (Decrease) in Shares Outstanding	(1,811,087)	1,704,196
Class Y
Shares issued for distributions reinvested	-	4
Shares redeemed	(500)	(1,151)
Net Increase (Decrease) in Shares Outstanding	(500)	(1,147)

a During the period ended March 31, 2017, 5,644 Class D shares representing $72,693 were exchanged for 5,644 Class I shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended September 30, 2017		Year Ended March 31,
Class A Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	12.92	13.03	13.02	13.05	13.23	13.28
Investment Operations:
Investment income—net[a]	.06	.09	.08	.08	.11	.14
Net realized and unrealized gain (loss) on investments	.06	(.10)	.04	.04	(.06)	.02
Total from Investment Operations	.12	(.01)	.12	.12	.05	.16
Distributions:
Dividends from investment income—net	(.06)	(.09)	(.08)	(.08)	(.11)	(.14)
Dividends from net realized gain on investments	-	(.01)	(.03)	(.07)	(.12)	(.07)
Total Distributions	(.06)	(.10)	(.11)	(.15)	(.23)	(.21)
Net asset value, end of period	12.98	12.92	13.03	13.02	13.05	13.23
Total Return (%)[b]	.93[c]	(.05)	.95	.87	.43	1.13
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.70[d]	.86	.86	.87	.84	.84
Ratio of net expenses to average net assets	.66[d]	.74	.74	.74	.74	.79
Ratio of net investment income to average net assets	.92[d]	.70	.61	.59	.82	1.06
Portfolio Turnover Rate	7.69[c]	33.17	20.92	32.84	34.38	27.16
Net Assets, end of period ($ x 1,000)	60,928	58,714	68,148	40,721	49,911	61,862

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended September 30, 2017		Year Ended March 31,
Class D Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	12.91	13.03	13.02	13.05	13.23	13.27
Investment Operations:
Investment income—net[a]	.07	.11	.10	.10	.13	.16
Net realized and unrealized gain (loss) on investments	.07	(.11)	.04	.04	(.06)	.03
Total from Investment Operations	.14	-	.14	.14	.07	.19
Distributions:
Dividends from investment income—net	(.07)	(.11)	(.10)	(.10)	(.13)	(.16)
Dividends from net realized gain on investments	-	(.01)	(.03)	(.07)	(.12)	(.07)
Total Distributions	(.07)	(.12)	(.13)	(.17)	(.25)	(.23)
Net asset value, end of period	12.98	12.91	13.03	13.02	13.05	13.23
Total Return (%)	1.00[b]	.02	1.10	1.02	.58	1.36
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.57[c]	.73	.72	.72	.70	.69
Ratio of net expenses to average net assets	.51[c]	.59	.59	.59	.59	.64
Ratio of net investment income to average net assets	1.07[c]	.85	.75	.74	.97	1.22
Portfolio Turnover Rate	7.69[b]	33.17	20.92	32.84	34.38	27.16
Net Assets, end of period ($ x 1,000)	262,013	272,003	307,975	334,580	385,943	476,785

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

Six Months Ended September 30, 2017		Year Ended March 31,
Class I Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	12.92	13.03	13.02	13.05	13.23	13.28
Investment Operations:
Investment income—net[a]	.08	.12	.11	.11	.14	.18
Net realized and unrealized gain (loss) on investments	.06	(.10)	.04	.04	(.06)	.01
Total from Investment Operations	.14	.02	.15	.15	.08	.19
Distributions:
Dividends from investment income—net	(.08)	(.12)	(.11)	(.11)	(.14)	(.17)
Dividends from net realized gain on investments	-	(.01)	(.03)	(.07)	(.12)	(.07)
Total Distributions	(.08)	(.13)	(.14)	(.18)	(.26)	(.24)
Net asset value, end of period	12.98	12.92	13.03	13.02	13.05	13.23
Total Return (%)	1.05[b]	.20	1.20	1.12	.60	1.46
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.47[c]	.63	.64	.65	.63	.61
Ratio of net expenses to average net assets	.41[c]	.49	.49	.49	.49	.55
Ratio of net investment income to average net assets	1.17[c]	.96	.85	.84	1.06	1.31
Portfolio Turnover Rate	7.69[b]	33.17	20.92	32.84	34.38	27.16
Net Assets, end of period ($ x 1,000)	134,305	157,049	136,235	38,154	36,159	30,305

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended September 30, 2017		Year Ended March 31,
Class Y Shares	(Unaudited)	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.92	13.03	13.02	13.05	13.08
Investment Operations:
Investment income—net[b]	.08	.12	.11	.11	.11
Net realized and unrealized gain (loss) on investments	.06	(.10)	.04	.04	.09
Total from Investment Operations	.14	.02	.15	.15	.20
Distributions:
Dividends from investment income—net	(.08)	(.12)	(.11)	(.11)	(.11)
Dividends from net realized gain on investments	-	(.01)	(.03)	(.07)	(.12)
Total Distributions	(.08)	(.13)	(.14)	(.18)	(.23)
Net asset value, end of period	12.98	12.92	13.03	13.02	13.05
Total Return (%)	1.05[c]	.20	1.21	1.13	1.53[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.56[d]	.71	.65	.70	.55[d]
Ratio of net expenses to average net assets	.41[d]	.49	.49	.49	.49[d]
Ratio of net investment income to average net assets	1.17[d]	.95	.85	.83	1.14[d]
Portfolio Turnover Rate	7.69[c]	33.17	20.92	32.84	34.38
Net Assets, end of period ($ x 1,000)	48	55	70	95	1

a From July 1, 2013 (commencement of initial offering) to March 31, 2014.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Short-Intermediate Municipal Bond Fund (the “fund”) is the sole series of Dreyfus Premier Short-Intermediate Municipal Bond Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective March 31, 2017, the fund authorized the issuance of Class T shares, but, as of the date of this report, the fund did not offer Class T shares for purchase.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class D, Class I, Class T and Class Y. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class D shares are sold at net asset value per share directly by Dreyfus and through certain banks and fund supermarkets, and as a part of certain wrap-fee programs. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	–	451,278,289	–	451,278,289

† See Statement of Investments for additional detailed categorizations.

At September 30, 2017, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2017, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended March 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2017 was as follows: tax-exempt income $4,169,714 ordinary income $97,559 and long-term capital gains $380,266. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended September 30, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. Effective May 1, 2017, pursuant to revised management agreement with Dreyfus, the fund has agreed to pay a management fee at the annual rate of .30% of the value of the fund’s average daily net assets. Dreyfus has contractually agreed, from April 1, 2017 through April 30, 2017, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .49% of the value of the fund’s average daily net assets. Dreyfus has also contractually agreed, from May 1, 2017 through August 1, 2018, to waive receipt of its fees and/or assume the expenses of the fund, so that the total annual fund operating expenses of the fund’s Class A, Class C, Class I and Class Y shares expenses of none of the classes (excluding certain expenses as described above) do not exceed .39% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $130,676 during the period ended September 30, 2017.

During the period ended September 30, 2017, the Distributor retained $428 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class D shares pay the Distributor for distributing its shares at an annual rate of .10% of the value of its average daily net assets. During the period ended September 30, 2017, Class D shares were charged $131,570 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A shares pay the Distributor at an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2017, Class A shares were charged $70,565, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended September 30, 2017, the fund was charged $33,013 for transfer agency services and $1,879 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $1,879.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended September 30, 2017, the fund was charged $13,383 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended September 30, 2017, the fund was charged $982 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended September 30, 2017, the fund was charged $5,604 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $112,266, Distribution Plan fees $21,357, Shareholder Services Plan fees $12,094, custodian fees $11,288, Chief Compliance Officer fees $5,604 and transfer agency fees $12,564, which are offset against an expense reimbursement currently in effect in the amount of $19,366.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2017, amounted to $35,407,598 and $65,571,899, respectively.

At September 30, 2017, accumulated net unrealized appreciation on investments was $3,224,294, consisting of $3,698,765 gross unrealized appreciation and $474,471 gross unrealized depreciation.

At September 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 25-26, 2017, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods. The Board also considered that the fund’s yield performance was above the Performance Group median for all ten one-year periods ended May 31st and above the Performance Universe median for seven of the ten one-year periods ended May 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Broadridge category average.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was below the Expense Group median (lowest in the Expense Group) and the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Dreyfus representatives stated that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until August 1, 2018, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .39% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also considered the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

For More Information

Dreyfus Short-Intermediate Municipal Bond Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DMBAX Class D: DSIBX Class I: DIMIX Class Y: DMYBX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 6219SA0917

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Short-Intermediate Municipal Bond Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 28, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 28, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)